UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23859

Advisor Managed Portfolios

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, Wisconsin 53202

(Address of principal executive offices) (Zip code)

Russell B. Simon

Advisor Managed Portfolios

2020 East Financial Way, Suite 100

Glendora, CA 91741

(Name and address of agent for service)

(626) 914-7395

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Reports to Stockholders.

(a)

1919 Financial Services Fund
Class A | SBFAX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the 1919 Financial Services Fund for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://1919funds.com/financial-services-fund.php. You can also request this information by contacting us at (844) 828-1919.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$149	1.46%
WHAT FACTORS INFLUENCED PERFORMANCE
The 1919 Financial Services Fund A Shares returned +24.92% net compared to the S&P 500 Financial Index return of +30.46%. The Fund’s relative performance to the S&P 500 Financial Index was primarily the result of its overweight positions in Global Payments Inc., Visa Inc., Voya Financial Inc. and Intercontinental Exchange Inc. and its underweight position in American Express.
The Fund’s underweighting of large-cap banks and over weighting of small-cap banks relative to the S&P 500 Financial Index also served as a performance detractor. The Fund had a 22% weighting of large-cap banks versus 30% weighting in the Index. Previously, the small-cap banks have been additive to relative performance when compared to the larger banks.
On a stock specific basis relative to the Index, the Fund’s 7% position in JP Morgan versus 12% in the Index, hurt as JP Morgan returned 44% for the year. However, we feel that the 7% position in JPM is more prudent for a well-diversified portfolio. Also, several of the Fund’s smaller cap banks – Coastal Bank, Stock Yards Bancorp and QCR Holdings did contribute nicely to the relative outperformance in the year. The Fund will stick with its strategy of investing in higher quality smaller capitalized banks with strong deposit franchises.
At year-end, the Fund was 98.15% invested in common stocks and 1.85% in cash and equivalents. The Fund’s weighted median market cap of $46 billion compared to the S&P 500 Financials Index of $168 billion. We feel the Fund is well diversified by market capitalization and industries, including investments in regional banks, diversified banks, insurance, asset management, financial technology (fin-tech), and real estate.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
1919 Financial Services Fund	PAGE 1	TSR-AR-00777X850

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	4.27	8.26	9.01
Class A (with sales charge)	-1.72	6.99	8.36
S&P 500 TR	17.88	14.42	14.82
Visit https://1919funds.com/financial-services-fund.php for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$107,219,224
Number of Holdings	43
Net Advisory Fee	$942,993
Portfolio Turnover	9%
WHAT DID THE FUND INVEST IN? (% of total investments as of December 31, 2025)

Top Sectors	(%)
Financials	92.6%
Industrials	2.1%
Real Estate	2.0%
Information Technology	1.6%
Cash & Other	1.7%

Top 10 Issuers	(%)
JPMorgan Chase & Co.	10.1%
Visa Inc. Shares	6.2%
Bank of America Corp.	5.8%
Coastal Financial Corp./WA	5.6%
Chubb Limited	5.6%
Berkshire Hathaway, Inc.	4.9%
Intercontinental Exchange, Inc.	4.7%
QCR Holdings, Inc.	4.1%
Fifth Third Bancorp	3.6%
Ameriprise Financial, Inc.	3.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://1919funds.com/financial-services-fund.php.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your 1919 Investment Counsel, LLC documents not be householded, please contact 1919 Investment Counsel, LLC at (844) 828-1919, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by 1919 Investment Counsel, LLC or your financial intermediary.
1919 Financial Services Fund	PAGE 2	TSR-AR-00777X850

1919 Financial Services Fund
Class C | SFSLX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the 1919 Financial Services Fund for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://1919funds.com/financial-services-fund.php. You can also request this information by contacting us at (844) 828-1919.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$224	2.20%
WHAT FACTORS INFLUENCED PERFORMANCE
The 1919 Financial Services Fund C Shares returned +23.99% net compared to the S&P 500 Financial Index return of +30.46%. The Fund’s relative performance to the S&P 500 Financial Index was primarily the result of its overweight positions in Global Payments Inc., Visa Inc., Voya Financial Inc. and Intercontinental Exchange Inc. and its underweight position in American Express.
The Fund’s underweighting of large-cap banks and over weighting of small-cap banks relative to the S&P 500 Financial Index also served as a performance detractor. The Fund had a 22% weighting of large-cap banks versus 30% weighting in the Index. Previously, the small-cap banks have been additive to relative performance when compared to the larger banks.
On a stock specific basis relative to the Index, the Fund’s 7% position in JP Morgan versus 12% in the Index, hurt as JP Morgan returned 44% for the year. However, we feel that the 7% position in JPM is more prudent for a well-diversified portfolio. Also, several of the Fund’s smaller cap banks – Coastal Bank, Stock Yards Bancorp and QCR Holdings did contribute nicely to the relative outperformance in the year. The Fund will stick with its strategy of investing in higher quality smaller capitalized banks with strong deposit franchises.
At year-end, the Fund was 98.15% invested in common stocks and 1.85% in cash and equivalents. The Fund’s weighted median market cap of $46 billion compared to the S&P 500 Financials Index of $168 billion. We feel the Fund is well diversified by market capitalization and industries, including investments in regional banks, diversified banks, insurance, asset management, financial technology (fin-tech), and real estate.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
1919 Financial Services Fund	PAGE 1	TSR-AR-00777X843

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	3.51	7.47	8.23
Class C (with sales charge)	2.62	7.47	8.23
S&P 500 TR	17.88	14.42	14.82
Visit https://1919funds.com/financial-services-fund.php for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$107,219,224
Number of Holdings	43
Net Advisory Fee	$942,993
Portfolio Turnover	9%
WHAT DID THE FUND INVEST IN? (% of total investments as of December 31, 2025)

Top Sectors	(%)
Financials	92.6%
Industrials	2.1%
Real Estate	2.0%
Information Technology	1.6%
Cash & Other	1.7%

Top 10 Issuers	(%)
JPMorgan Chase & Co.	10.1%
Visa Inc. Shares	6.2%
Bank of America Corp.	5.8%
Coastal Financial Corp./WA	5.6%
Chubb Limited	5.6%
Berkshire Hathaway, Inc.	4.9%
Intercontinental Exchange, Inc.	4.7%
QCR Holdings, Inc.	4.1%
Fifth Third Bancorp	3.6%
Ameriprise Financial, Inc.	3.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://1919funds.com/financial-services-fund.php.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your 1919 Investment Counsel, LLC documents not be householded, please contact 1919 Investment Counsel, LLC at (844) 828-1919, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by 1919 Investment Counsel, LLC or your financial intermediary.
1919 Financial Services Fund	PAGE 2	TSR-AR-00777X843

1919 Financial Services Fund
Class I | LMRIX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the 1919 Financial Services Fund for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://1919funds.com/financial-services-fund.php. You can also request this information by contacting us at (844) 828-1919.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$125	1.22%
WHAT FACTORS INFLUENCED PERFORMANCE
The 1919 Financial Services Fund I Shares returned +25.21% net compared to the S&P 500 Financial Index return of +30.46%. The Fund’s relative performance to the S&P 500 Financial Index was primarily the result of its overweight positions in Global Payments Inc., Visa Inc., Voya Financial Inc. and Intercontinental Exchange Inc. and its underweight position in American Express.
The Fund’s underweighting of large-cap banks and over weighting of small-cap banks relative to the S&P 500 Financial Index also served as a performance detractor. The Fund had a 22% weighting of large-cap banks versus 30% weighting in the Index. Previously, the small-cap banks have been additive to relative performance when compared to the larger banks.
On a stock specific basis relative to the Index, the Fund’s 7% position in JP Morgan versus 12% in the Index, hurt as JP Morgan returned 44% for the year. However, we feel that the 7% position in JPM is more prudent for a well-diversified portfolio. Also, several of the Fund’s smaller cap banks – Coastal Bank, Stock Yards Bancorp and QCR Holdings did contribute nicely to the relative outperformance in the year. The Fund will stick with its strategy of investing in higher quality smaller capitalized banks with strong deposit franchises.
At year-end, the Fund was 98.15% invested in common stocks and 1.85% in cash and equivalents. The Fund’s weighted median market cap of $46 billion compared to the S&P 500 Financials Index of $168 billion. We feel the Fund is well diversified by market capitalization and industries, including investments in regional banks, diversified banks, insurance, asset management, financial technology (fin-tech), and real estate.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
1919 Financial Services Fund	PAGE 1	TSR-AR-00777X819

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	4.52	8.54	9.32
S&P 500 TR	17.88	14.42	14.82
Visit https://1919funds.com/financial-services-fund.php for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$107,219,224
Number of Holdings	43
Net Advisory Fee	$942,993
Portfolio Turnover	9%
WHAT DID THE FUND INVEST IN? (% of total investments as of December 31, 2025)

Top Sectors	(%)
Financials	92.6%
Industrials	2.1%
Real Estate	2.0%
Information Technology	1.6%
Cash & Other	1.7%

Top 10 Issuers	(%)
JPMorgan Chase & Co.	10.1%
Visa Inc. Shares	6.2%
Bank of America Corp.	5.8%
Coastal Financial Corp./WA	5.6%
Chubb Limited	5.6%
Berkshire Hathaway, Inc.	4.9%
Intercontinental Exchange, Inc.	4.7%
QCR Holdings, Inc.	4.1%
Fifth Third Bancorp	3.6%
Ameriprise Financial, Inc.	3.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://1919funds.com/financial-services-fund.php.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your 1919 Investment Counsel, LLC documents not be householded, please contact 1919 Investment Counsel, LLC at (844) 828-1919, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by 1919 Investment Counsel, LLC or your financial intermediary.
1919 Financial Services Fund	PAGE 2	TSR-AR-00777X819

1919 Socially Responsive Balanced Fund
Class A | SSIAX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the 1919 Socially Responsive Balanced Fund for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://1919funds.com/. You can also request this information by contacting us at (844) 828-1919.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$100	0.95%
WHAT FACTORS INFLUENCED PERFORMANCE
In the Equity portion of the 1919 Socially Responsive Balanced Fund, our stock selection in artificial intelligence-related companies helped to drive strong stock selection in the Consumer Discretionary, Communication Services, and Information Technology sectors. Stock selection within the Health Care sector and the lack of traditional energy exposure were both additive to results for the year. While the Fund held a number of strong performing Health Care stocks, the Fund was overweight to Health Care and the December sell off in the sector hurt relative returns.
The Fixed-Income portion of the Fund benefitted from a shorter duration, as U.S. Treasury yields rose over 50 basis points (0.50%) from 5-year maturities to 30-years. The Treasury curve un-inverted late in the third quarter, and longer yields repriced higher going into year-end as expectations for additional Federal Reserve rate cuts were meaningfully lowered following better-then-expected economic data and fiscal uncertainty related to the new Presidential administration. The largest detractor to Fixed Income performance was the underweight to the securitized sector, as the shorter duration for the group helped generate positive returns.

Top Contributors-Equity Portion:
↑	NVIDIA (NVDA), Broadcom (AVGO), Netflix (NFLX), Amazon.com (AMZN), Apple (AAPL)

Top Contributors-Fixed Income Portion:
↑	U.S. Treasury 2.50% 1/31/2025, Honda Motor Co. 2.271% 3/10/2025, U.S. Treasury 2.125% 5/31/2026, Bank of America Corp. 1.53%, 12/6/2025, Federal National Mortgage Assoc. 0.875% 8/5/2030

Top Detractors-Equity Portion:
↓	SolarEdge Technologies (SEDG), IQVIA Holdings (IQV), Estee Lauder (EL), Prologis (PLD), Zoetis (ZTS)

Top Detractors-Fixed Income Portion:
↓	Oracle Corp 5.375% 9/15/2054, CVS Health Corp. 5.625% 2/21/2053, Intuit Inc. 5.5% 9/15/2053, MidAmerican Energy Co. 5.85% 9/15/2054, Union Electric Co. 5.125% 3/15/2055
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
1919 Socially Responsive Balanced Fund	PAGE 1	TSR-AR-00777X769

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	9.79	7.37	10.05
Class A (with sales charge)	3.49	6.10	9.40
S&P 500 TR	17.88	14.42	14.82
70% S&P 500/30% Bloomberg Capital Aggregate Blend	14.75	9.96	11.05
Visit https://1919funds.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$939,900,443
Number of Holdings	209
Net Advisory Fee	$4,548,458
Portfolio Turnover	11%
WHAT DID THE FUND INVEST IN? (% of total investments as of December 31, 2025)

Security Type	(%)
Common Stocks	65.4%
Corporate Bonds	18.7%
U.S. Treasury Securities	8.2%
Money Market Funds	3.6%
U.S. Government Agency Issues	1.5%
U.S. Treasury Bills	1.0%
Real Estate Investment Trusts - Common	0.7%
Collateralized Mortgage Obligations	0.6%
Mortgage-Backed Securities	0.2%
Cash & Other	0.1%

Top 10 Issuers	(%)
NVIDIA Corp.	5.9%
Alphabet Inc.	4.9%
Apple Inc.	4.5%
Microsoft Corp.	4.4%
Broadcom Inc.	3.9%
United States Treasury Notes	3.7%
United States Treasury Note/Bond	3.7%
Fidelity Investments Money Market - Government Portfolio	3.6%
Amazon.com Inc.	3.2%
Eli Lilly & Co.	2.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://1919funds.com/.
1919 Socially Responsive Balanced Fund	PAGE 2	TSR-AR-00777X769

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your 1919 Investment Counsel, LLC documents not be householded, please contact 1919 Investment Counsel, LLC at (844) 828-1919, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by 1919 Investment Counsel, LLC or your financial intermediary.
1919 Socially Responsive Balanced Fund	PAGE 3	TSR-AR-00777X769

1919 Socially Responsive Balanced Fund
Class C | SESLX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the 1919 Socially Responsive Balanced Fund for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://1919funds.com/. You can also request this information by contacting us at (844) 828-1919.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$176	1.68%
WHAT FACTORS INFLUENCED PERFORMANCE
In the Equity portion of the 1919 Socially Responsive Balanced Fund, our stock selection in artificial intelligence-related companies helped to drive strong stock selection in the Consumer Discretionary, Communication Services, and Information Technology sectors. Stock selection within the Health Care sector and the lack of traditional energy exposure were both additive to results for the year. While the Fund held a number of strong performing Health Care stocks, the Fund was overweight to Health Care and the December sell off in the sector hurt relative returns.
The Fixed-Income portion of the Fund benefitted from a shorter duration, as U.S. Treasury yields rose over 50 basis points (0.50%) from 5-year maturities to 30-years. The Treasury curve un-inverted late in the third quarter, and longer yields repriced higher going into year-end as expectations for additional Federal Reserve rate cuts were meaningfully lowered following better-then-expected economic data and fiscal uncertainty related to the new Presidential administration. The largest detractor to Fixed Income performance was the underweight to the securitized sector, as the shorter duration for the group helped generate positive returns.

Top Contributors-Equity Portion:
↑	NVIDIA (NVDA), Broadcom (AVGO), Netflix (NFLX), Amazon.com (AMZN), Apple (AAPL)

Top Contributors-Fixed Income Portion:
↑	U.S. Treasury 2.50% 1/31/2025, Honda Motor Co. 2.271% 3/10/2025, U.S. Treasury 2.125% 5/31/2026, Bank of America Corp. 1.53%, 12/6/2025, Federal National Mortgage Assoc. 0.875% 8/5/2030

Top Detractors-Equity Portion:
↓	SolarEdge Technologies (SEDG), IQVIA Holdings (IQV), Estee Lauder (EL), Prologis (PLD), Zoetis (ZTS)

Top Detractors-Fixed Income Portion:
↓	Oracle Corp 5.375% 9/15/2054, CVS Health Corp. 5.625% 2/21/2053, Intuit Inc. 5.5% 9/15/2053, MidAmerican Energy Co. 5.85% 9/15/2054, Union Electric Co. 5.125% 3/15/2055
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
1919 Socially Responsive Balanced Fund	PAGE 1	TSR-AR-00777X751

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	8.98	6.60	9.27
Class C (with sales charge)	7.98	6.60	9.27
S&P 500 TR	17.88	14.42	14.82
70% S&P 500/30% Bloomberg Capital Aggregate Blend	14.75	9.96	11.05
Visit https://1919funds.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$939,900,443
Number of Holdings	209
Net Advisory Fee	$4,548,458
Portfolio Turnover	11%
WHAT DID THE FUND INVEST IN? (% of total investments as of December 31, 2025)

Security Type	(%)
Common Stocks	65.4%
Corporate Bonds	18.7%
U.S. Treasury Securities	8.2%
Money Market Funds	3.6%
U.S. Government Agency Issues	1.5%
U.S. Treasury Bills	1.0%
Real Estate Investment Trusts - Common	0.7%
Collateralized Mortgage Obligations	0.6%
Mortgage-Backed Securities	0.2%
Cash & Other	0.1%

Top 10 Issuers	(%)
NVIDIA Corp.	5.9%
Alphabet Inc.	4.9%
Apple Inc.	4.5%
Microsoft Corp.	4.4%
Broadcom Inc.	3.9%
United States Treasury Notes	3.7%
United States Treasury Note/Bond	3.7%
Fidelity Investments Money Market - Government Portfolio	3.6%
Amazon.com Inc.	3.2%
Eli Lilly & Co.	2.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://1919funds.com/.
1919 Socially Responsive Balanced Fund	PAGE 2	TSR-AR-00777X751

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your 1919 Investment Counsel, LLC documents not be householded, please contact 1919 Investment Counsel, LLC at (844) 828-1919, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by 1919 Investment Counsel, LLC or your financial intermediary.
1919 Socially Responsive Balanced Fund	PAGE 3	TSR-AR-00777X751

1919 Socially Responsive Balanced Fund
Class I | LMRNX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the 1919 Socially Responsive Balanced Fund for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://1919funds.com/. You can also request this information by contacting us at (844) 828-1919.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$72	0.69%
WHAT FACTORS INFLUENCED PERFORMANCE
In the Equity portion of the 1919 Socially Responsive Balanced Fund, our stock selection in artificial intelligence-related companies helped to drive strong stock selection in the Consumer Discretionary, Communication Services, and Information Technology sectors. Stock selection within the Health Care sector and the lack of traditional energy exposure were both additive to results for the year. While the Fund held a number of strong performing Health Care stocks, the Fund was overweight to Health Care and the December sell off in the sector hurt relative returns.
The Fixed-Income portion of the Fund benefitted from a shorter duration, as U.S. Treasury yields rose over 50 basis points (0.50%) from 5-year maturities to 30-years. The Treasury curve un-inverted late in the third quarter, and longer yields repriced higher going into year-end as expectations for additional Federal Reserve rate cuts were meaningfully lowered following better-then-expected economic data and fiscal uncertainty related to the new Presidential administration. The largest detractor to Fixed Income performance was the underweight to the securitized sector, as the shorter duration for the group helped generate positive returns.

Top Contributors-Equity Portion:
↑	NVIDIA (NVDA), Broadcom (AVGO), Netflix (NFLX), Amazon.com (AMZN), Apple (AAPL)

Top Contributors-Fixed Income Portion:
↑	U.S. Treasury 2.50% 1/31/2025, Honda Motor Co. 2.271% 3/10/2025, U.S. Treasury 2.125% 5/31/2026, Bank of America Corp. 1.53%, 12/6/2025, Federal National Mortgage Assoc. 0.875% 8/5/2030

Top Detractors-Equity Portion:
↓	SolarEdge Technologies (SEDG), IQVIA Holdings (IQV), Estee Lauder (EL), Prologis (PLD), Zoetis (ZTS)

Top Detractors-Fixed Income Portion:
↓	Oracle Corp 5.375% 9/15/2054, CVS Health Corp. 5.625% 2/21/2053, Intuit Inc. 5.5% 9/15/2053, MidAmerican Energy Co. 5.85% 9/15/2054, Union Electric Co. 5.125% 3/15/2055
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
1919 Socially Responsive Balanced Fund	PAGE 1	TSR-AR-00777X744

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	10.08	7.65	10.35
S&P 500 TR	17.88	14.42	14.82
70% S&P 500/30% Bloomberg Capital Aggregate Blend	14.75	9.96	11.05
Visit https://1919funds.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$939,900,443
Number of Holdings	209
Net Advisory Fee	$4,548,458
Portfolio Turnover	11%
WHAT DID THE FUND INVEST IN? (% of total investments as of December 31, 2025)

Security Type	(%)
Common Stocks	65.4%
Corporate Bonds	18.7%
U.S. Treasury Securities	8.2%
Money Market Funds	3.6%
U.S. Government Agency Issues	1.5%
U.S. Treasury Bills	1.0%
Real Estate Investment Trusts - Common	0.7%
Collateralized Mortgage Obligations	0.6%
Mortgage-Backed Securities	0.2%
Cash & Other	0.1%

Top 10 Issuers	(%)
NVIDIA Corp.	5.9%
Alphabet Inc.	4.9%
Apple Inc.	4.5%
Microsoft Corp.	4.4%
Broadcom Inc.	3.9%
United States Treasury Notes	3.7%
United States Treasury Note/Bond	3.7%
Fidelity Investments Money Market - Government Portfolio	3.6%
Amazon.com Inc.	3.2%
Eli Lilly & Co.	2.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://1919funds.com/.
1919 Socially Responsive Balanced Fund	PAGE 2	TSR-AR-00777X744

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your 1919 Investment Counsel, LLC documents not be householded, please contact 1919 Investment Counsel, LLC at (844) 828-1919, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by 1919 Investment Counsel, LLC or your financial intermediary.
1919 Socially Responsive Balanced Fund	PAGE 3	TSR-AR-00777X744

(b)	Not applicable

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees/directors has determined that there is at least one audit committee financial expert serving on its audit committee. Brian Ferrie is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

1919 Financial Services Fund

	FYE 12/31/2025	FYE 12/31/2024
(a) Audit Fees	$16,000	$16,000
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$3,100	$3,100
(d) All Other Fees	N/A	N/A

1919 Socially Responsive Balanced Fund

	FYE 12/31/2025	FYE 12/31/2024
(a) Audit Fees	$19,000	$19,000
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$3,100	$3,100
(d) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by the principal accountant applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

1919 Financial Services Fund

	FYE 12/31/2025	FYE 12/31/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

1919 Socially Responsive Balanced Fund

	FYE 12/31/2025	FYE 12/31/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

1919 Financial Services Fund

Non-Audit Related Fees	FYE 12/31/2025	FYE 12/31/2024
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

1919 Socially Responsive Balanced Fund

Non-Audit Related Fees	FYE 12/31/2025	FYE 12/31/2024
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

1919 Financial Services Fund
1919 Socially Responsive Balanced Fund
Annual Financial Statements
December 31, 2025

1919 FINANCIAL SERVICES FUND
SCHEDULE OF INVESTMENTS
December 31, 2025

	Shares	Value
COMMON STOCKS - 98.3%
Capital Markets - 6.9%
Ameriprise Financial, Inc.	6,878	$3,372,558
CME Group, Inc.	5,300	1,447,324
KKR & Co., Inc.	2,000	254,960
S&P Global Inc.	4,400	2,299,396
		7,374,238
Commercial Banks - 47.2%(a)
Amalgamated Financial Corp.	18,500	592,555
Atlantic Union Bankshares Corp.	8,400	296,520
Bancorp, Inc.(b)	9,370	632,663
Bank of America Corp.	113,700	6,253,500
Banner Corp.	35,370	2,216,284
Coastal Financial Corp./WA(b)	52,400	6,004,516
Community Financial System, Inc.	24,800	1,424,512
Fifth Third Bancorp	81,800	3,829,058
JPMorgan Chase & Co.	33,696	10,857,525
M&T Bank Corp.	11,600	2,337,168
PNC Financial Services Group, Inc.	13,137	2,742,086
QCR Holdings, Inc.	53,407	4,448,803
SmartFinancial, Inc.	49,543	1,832,596
South State Bank Corp.	24,075	2,265,698
Stock Yards Bancorp, Inc.	36,000	2,338,200
Webster Financial Corp.	40,535	2,551,273
		50,622,957
Diversified Financial Services - 7.8%
Charles Schwab Corp/The	32,596	3,256,666
Intercontinental Exchange, Inc.	31,365	5,079,876
		8,336,542
Insurance – 21.9%
Arch Capital Group Ltd.(b)	13,520	1,296,838
Berkshire Hathaway, Inc.(b)	10,500	5,277,825
Brown & Brown, Inc.	36,201	2,885,220
Chubb Limited	19,148	5,976,474
First American Financial Corp.	6,000	368,640
Globe Life, Inc.	10,172	1,422,656
Hanover Insurance Group, Inc.	9,883	1,806,316
Marsh & McLennan Cos., Inc.	7,708	1,429,988
Progressive Corp.	3,753	854,633
Reinsurance Group of America Inc.	5,579	1,135,103
RLI Corp.	12,720	813,826
Ryan Specialty Holdings, Inc.	5,500	283,965
		23,551,484

	Shares	Value
IT Services - 10.4%
Fiserv, Inc.(b)	14,530	$975,980
Global Payments, Inc.	24,000	1,857,600
I3 Verticals, Inc. - Class A(b)	65,280	1,644,403
Visa Inc. Shares - Class A	19,000	6,663,490
		11,141,473
Professional Services - 2.1%
Verisk Analytics, Inc.	10,000	2,236,900
Real Estate Investment Trusts (REITs) - 2.0%
Equity LifeStyle Properties, Inc.	6,800	412,148
Simon Property Group, Inc.	2,400	444,264
Terreno Realty Corp.	22,183	1,302,364
		2,158,776
TOTAL COMMON STOCKS (Cost $42,451,037)		105,422,370
SHORT-TERM INVESTMENTS - 2.0%
Fidelity Investments Money Market - Government Portfolio - Class I, 3.67%(b)(c)	2,095,762	2,095,762
TOTAL SHORT-TERM INVESTMENTS (Cost $2,095,762)		2,095,762
TOTAL INVESTMENTS - 100.3% (Cost $44,546,799)		$107,518,132
Liabilities in Excess of Other Assets - (0.3)%		(298,908)
TOTAL NET ASSETS - 100.0%		$107,219,224

Percentages are stated as a percent of net assets.
(a)
To the extent that the Fund invests more heavily in a particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

1

1919 SOCIALLY RESPONSIVE BALANCED FUND
SCHEDULE OF INVESTMENTS
December 31, 2025

	Shares	Value
COMMON STOCKS - 66.1%
Communication Services - 6.9%
Alphabet Inc. - Class A	146,000	$45,698,000
Netflix Inc.(a)	209,450	19,638,032
		65,336,032
Consumer Discretionary - 5.3%
Amazon.com Inc.(a)	127,476	29,424,010
Home Depot Inc/The	25,849	8,894,641
TJX Cos Inc.	72,082	11,072,516
		49,391,167
Consumer Staples - 3.4%
Costco Wholesale Corp.	14,641	12,625,520
Darling International Inc.(a)	167,937	6,045,732
Hershey Co.	41,030	7,466,640
PepsiCo Inc.	40,620	5,829,782
		31,967,674
Financials - 8.1%
Bank of America Corp.	325,348	17,894,140
Charles Schwab Corp/The	86,828	8,674,985
Chubb Limited	27,248	8,504,646
LPL Financial Holdings, Inc.	29,776	10,635,094
M&T Bank Corp.	50,467	10,168,091
Reinsurance Group of America Inc.	50,396	10,253,570
S&P Global Inc.	18,874	9,863,364
		75,993,890
Health Care - 8.1%
AstraZeneca PLC	124,935	11,485,275
Boston Scientific Corp.(a)	118,369	11,286,484
Danaher Corp.	39,449	9,030,665
Eli Lilly & Co.	24,402	26,224,341
Intuitive Surgical, Inc.(a)	17,895	10,135,012
Thermo Fisher Scientific Inc.	13,335	7,726,966
		75,888,743
Industrials - 5.7%
Advanced Drainage Systems Inc.	61,750	8,943,253
Cintas Corp.	79,711	14,991,248
Eaton Corp. PLC	38,773	12,349,588
Old Dominion Freight Line Inc.	30,909	4,846,531
Rockwell Automation Inc.	17,743	6,903,269
Union Pacific Corp.	23,792	5,503,565
		53,537,454
Information Technology - 24.9%
Analog Devices Inc.	20,938	5,678,386
Apple Inc.	154,086	41,889,820
Broadcom Inc.	87,438	30,262,292
Intuit Inc.	12,515	8,290,186
Microsoft Corp.	85,201	41,204,908
NVIDIA Corp.	298,914	55,747,461
Palo Alto Networks Inc.(a)	82,557	15,206,999
Salesforce.com Inc.	13,289	3,520,389

	Shares	Value
ServiceNow Inc.(a)	66,675	$10,213,943
Visa Inc. Shares - Class A	38,839	13,621,226
Workday Inc. - Class A(a)	40,892	8,782,784
		234,418,394
Materials - 1.5%
Linde PLC	17,438	7,435,389
Steel Dynamics Inc.	37,010	6,271,344
		13,706,733
Real Estate Investment Trusts (REITs) - 1.3%
Equinix Inc.	8,601	6,589,742
Terreno Realty Corp.	90,734	5,326,993
		11,916,735
Utilities - 0.9%
American Water Works Co. Inc.	66,263	8,647,322
TOTAL COMMON STOCKS (Cost $255,288,669)		620,804,144

	Principal Amount
CORPORATE BONDS - 18.3%
Communication Services - 1.5%
AT&T Inc.
2.30%, 06/01/2027	$1,350,000	1,320,008
4.35%, 03/01/2029	465,000	467,736
2.75%, 06/01/2031	1,250,000	1,149,673
Comcast Corp.
4.65%, 02/15/2033	2,680,000	2,696,258
5.65%, 06/15/2035	600,000	631,461
Netflix Inc., 5.40%, 08/15/2054	255,000	248,106
Verizon Communications Inc.
4.33%, 09/21/2028	777,000	783,776
3.88%, 02/08/2029	410,000	408,761
1.75%, 01/20/2031	1,325,000	1,167,629
4.50%, 08/10/2033	350,000	345,174
5.25%, 03/16/2037	335,000	338,404
Walt Disney Co/The
1.75%, 01/13/2026	1,550,000	1,549,112
2.20%, 01/13/2028	3,215,000	3,123,028
		14,229,126
Consumer Discretionary - 1.4%
Amazon.com Inc., 4.70%, 12/01/2032	905,000	932,034
California Endowment/The, 2.50%, 04/01/2051	1,700,000	1,012,588
Ford Foundation/The, 2.42%, 06/01/2050	1,000,000	600,629
Home Depot Inc/The, 1.50%, 09/15/2028	1,900,000	1,794,329
Lowe’s Cos Inc., 1.30%, 04/15/2028	2,100,000	1,981,525

The accompanying notes are an integral part of these financial statements.

2

1919 SOCIALLY RESPONSIVE BALANCED FUND
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Principal Amount	Value
CORPORATE BONDS - (Continued)
Consumer Discretionary - (Continued)
Starbucks Corp.
2.45%, 06/15/2026	$250,000	$248,335
2.25%, 03/12/2030	1,255,000	1,158,885
Target Corp., 4.50%, 09/15/2032	3,600,000	3,641,736
Toyota Motor Corp., 4.45%, 06/30/2030	690,000	699,890
Toyota Motor Credit Corp., 1.13%, 06/18/2026	965,000	953,500
		13,023,451
Consumer Staples - 0.7%
Kroger Co., 5.50%, 09/15/2054	2,475,000	2,368,847
PepsiCo Inc.
3.90%, 07/18/2032	1,200,000	1,181,739
3.50%, 03/19/2040	575,000	490,889
Walmart Inc., 1.80%, 09/22/2031	2,700,000	2,409,431
		6,450,906
Financials - 3.8%
Affiliated Managers Group Inc., 3.30%, 06/15/2030	755,000	720,060
Allstate Corp/The, 1.45%, 12/15/2030	1,345,000	1,175,378
Apollo Global Management, Inc., 5.80%, 05/21/2054	2,375,000	2,343,532
Bank of America Corp.
4.74% (3 mo. Term SOFR + 1.02%), 09/15/2026(b)	1,602,000	1,605,714
4.18%, 11/25/2027	525,000	526,445
Bank of Montreal, 3.09% to 01/10/2032 then 5 yr. CMT Rate + 1.40%, 01/10/2037(c)	2,515,000	2,265,561
BlackRock Inc.
3.25%, 04/30/2029	455,000	446,499
2.40%, 04/30/2030	710,000	665,553
Boston Properties LP, 4.50%, 12/01/2028	1,335,000	1,344,613
Carlyle Group Inc., 5.05%, 09/19/2035	2,715,000	2,685,630
Citigroup Inc.
2.57% to 06/03/2030 then SOFR + 2.11%, 06/03/2031(c)	1,500,000	1,391,781
5.41% to 09/19/2034 then 5 yr. CMT Rate + 1.73%, 09/19/2039(c)	570,000	575,279
Goldman Sachs Group Inc/The
3.50%, 11/16/2026	1,830,000	1,824,275
2.60%, 02/07/2030	1,250,000	1,175,948
Host Hotels & Resorts LP, 3.38%, 12/15/2029	1,600,000	1,537,907
MetLife Inc., 4.55%, 03/23/2030	660,000	674,534

	Principal Amount	Value
PNC Financial Services Group Inc., 4.76% to 01/26/2026 then SOFR + 1.09%, 01/26/2027(c)	$1,350,000	$1,350,573
Prudential Financial Inc., 1.50%, 03/10/2026	1,570,000	1,562,788
Reinsurance Group of America Inc., 6.65% to 09/15/2035 then 5 yr. CMT Rate + 2.39%, 09/15/2055(c)	3,150,000	3,267,734
Royal Bank of Canada, 1.15%, 07/14/2026	3,500,000	3,451,357
Simon Property Group LP, 3.38%, 12/01/2027	510,000	506,493
State Street Corp., 3.03% to 11/01/2029 then SOFR + 1.49%, 11/01/2034(c)	1,000,000	945,428
Toronto-Dominion Bank, 5.15% to 09/10/2029 then 5 yr. CMT Rate + 1.50%, 09/10/2034(c)	1,490,000	1,518,876
Truist Financial Corp., 1.27% to 03/02/2026 then SOFR + 0.61%, 03/02/2027(c)	2,675,000	2,661,958
		36,223,916
Health Care - 2.1%
AbbVie Inc.
4.25%, 11/14/2028	600,000	606,914
4.40%, 11/06/2042	1,120,000	999,993
Amgen Inc., 3.00%, 02/22/2029	3,475,000	3,373,055
Anthem Inc., 2.88%, 09/15/2029	1,530,000	1,460,093
Bristol-Myers Squibb Co.
3.90%, 02/20/2028	205,000	205,617
3.40%, 07/26/2029	725,000	712,656
1.45%, 11/13/2030	1,580,000	1,402,123
CVS Health Corp.
4.78%, 03/25/2038	345,000	326,810
5.63%, 02/21/2053	3,445,000	3,247,540
Gilead Sciences Inc.
1.65%, 10/01/2030	1,700,000	1,524,057
4.60%, 09/01/2035	320,000	317,090
Pfizer Investment Enterprises Pte Ltd., 5.30%, 05/19/2053	1,100,000	1,045,829
UnitedHealth Group Inc.
2.00%, 05/15/2030	1,600,000	1,461,312
3.50%, 08/15/2039	515,000	431,198
UnitedHealth Group, Inc., 5.50%, 07/15/2044	2,500,000	2,489,878
		19,604,165
Industrials - 0.9%
Allegion US Holding Co. Inc., 5.41%, 07/01/2032	2,300,000	2,404,284
Archer-Daniels-Midland Co., 2.90%, 03/01/2032	3,000,000	2,764,486

The accompanying notes are an integral part of these financial statements.

3

1919 SOCIALLY RESPONSIVE BALANCED FUND
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Principal Amount	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
Johnson Controls International PLC, 1.75%, 09/15/2030	$2,225,000	$1,989,525
Xylem Inc./NY, 1.95%, 01/30/2028	1,785,000	1,714,325
		8,872,620
Information Technology - 3.9%
Adobe Inc., 2.15%, 02/01/2027	850,000	836,303
Autodesk Inc., 2.40%, 12/15/2031	3,775,000	3,360,879
Broadcom Inc., 4.20%, 10/15/2030	6,000,000	6,003,864
Dell International LLC / EMC Corp., 5.50%, 04/01/2035	4,000,000	4,131,269
Fortinet Inc., 1.00%, 03/15/2026	2,185,000	2,170,783
Hewlett Packard Enterprise Co., 5.60%, 10/15/2054	1,000,000	929,945
Intuit Inc., 5.50%, 09/15/2053	2,215,000	2,195,982
Jabil Inc., 4.25%, 05/15/2027	2,515,000	2,520,090
Mastercard Inc.
3.30%, 03/26/2027	1,350,000	1,343,981
1.90%, 03/15/2031	4,000,000	3,595,610
Microsoft Corp., 4.20%, 11/03/2035	565,000	564,053
Oracle Corp., 5.38%, 09/27/2054	5,000,000	4,061,864
Salesforce.com Inc., 1.50%, 07/15/2028	2,135,000	2,023,962
Synopsys Inc., 5.15%, 04/01/2035	1,605,000	1,635,022
Texas Instruments Inc., 5.00%, 03/14/2053	1,150,000	1,059,235
		36,432,842
Materials - 0.8%
Dow Chemical Co., 5.60%, 02/15/2054	3,000,000	2,620,009
Nutrien Ltd., 4.20%, 04/01/2029	425,000	424,700
Steel Dynamics Inc.
5.38%, 08/15/2034	2,915,000	3,032,496
5.25%, 05/15/2035	1,500,000	1,537,551
		7,614,756
Real Estate Investment Trusts (REITs) - 1.2%
Crown Castle Inc., 1.05%, 07/15/2026	2,050,000	2,016,703

	Principal Amount	Value
Prologis LP
2.25%, 04/15/2030	$1,620,000	$1,505,064
1.25%, 10/15/2030	3,000,000	2,632,515
5.25%, 03/15/2054	1,000,000	954,423
Realty Income Corp., 5.38%, 09/01/2054	2,500,000	2,428,194
Welltower Inc., 2.70%, 02/15/2027	1,600,000	1,579,848
		11,116,747
Utilities - 2.0%
Avangrid Inc., 3.80%, 06/01/2029	650,000	642,229
DTE Electric Co.
1.90%, 04/01/2028	2,145,000	2,057,902
4.05%, 05/15/2048	1,480,000	1,211,389
Duke Energy Florida LLC, 2.40%, 12/15/2031	3,225,000	2,921,614
Duke Energy Progress LLC, 5.10%, 03/15/2034	2,685,000	2,773,180
Georgia Power Co., 3.25%, 04/01/2026	345,000	344,460
MidAmerican Energy Co.
3.65%, 04/15/2029	1,375,000	1,360,139
5.85%, 09/15/2054	2,200,000	2,279,111
NextEra Energy Capital Holdings Inc., 1.90%, 06/15/2028	2,720,000	2,593,368
Public Service Co. of Colorado, 3.20%, 03/01/2050	520,000	357,025
Union Electric Co.
2.63%, 03/15/2051	1,280,000	779,762
5.13%, 03/15/2055	1,450,000	1,336,410
		18,656,589
TOTAL CORPORATE BONDS (Cost $181,262,072)		172,225,118
U.S. TREASURY SECURITIES - 8.2%
United States Treasury Bonds
6.75%, 08/15/2026	90,000	91,739
6.50%, 11/15/2026	135,000	138,450
6.13%, 11/15/2027	675,000	707,194
5.50%, 08/15/2028	335,000	351,685
3.50%, 02/15/2039	573,000	524,026
4.38%, 11/15/2039	204,000	201,976
4.38%, 08/15/2043	6,750,000	6,473,540
4.50%, 02/15/2044	4,920,000	4,778,838
4.13%, 08/15/2044	6,300,000	5,805,352
5.00%, 05/15/2045	3,500,000	3,607,188
United States Treasury Notes
2.63%, 01/31/2026	1,625,000	1,623,546
2.13%, 05/31/2026	6,700,000	6,660,538
1.50%, 08/15/2026	2,110,000	2,083,432

The accompanying notes are an integral part of these financial statements.

4

1919 SOCIALLY RESPONSIVE BALANCED FUND
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Principal Amount	Value
U.S. TREASURY SECURITIES - (Continued)
2.00%, 11/15/2026	$3,375,000	$3,330,722
2.25%, 11/15/2027	2,200,000	2,151,789
2.75%, 02/15/2028	1,630,000	1,605,900
2.88%, 05/15/2028	3,500,000	3,451,465
2.88%, 08/15/2028	5,300,000	5,217,084
3.13%, 11/15/2028	2,900,000	2,869,018
1.50%, 02/15/2030	4,670,000	4,293,572
4.13%, 11/15/2032	1,200,000	1,215,727
4.00%, 02/15/2034	6,000,000	5,993,672
4.38%, 05/15/2034	7,000,000	7,168,301
4.25%, 11/15/2034	7,000,000	7,089,141
TOTAL U.S. TREASURY SECURITIES (Cost $77,948,527)		77,433,895
U.S. GOVERNMENT AGENCY ISSUES - 1.5%
Federal Home Loan Bank (FHLB)
3.25%, 11/16/2028	2,125,000	2,113,999
5.50%, 07/15/2036	125,000	137,250
Federal Home Loan Mortgage Corp (FHLMC)
6.75%, 09/15/2029	115,000	127,436
6.25%, 07/15/2032	380,000	430,408
Federal National Mortgage Association (FNMA)
0.75%, 10/08/2027	2,270,000	2,164,711
6.25%, 05/15/2029	985,000	1,068,483
0.88%, 08/05/2030	8,670,000	7,658,871
6.63%, 11/15/2030	303,000	342,051
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $15,176,805)		14,043,209
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.6%
Federal National Mortgage Association (FNMA), Series 2011-53, Class CY, 4.00%, 06/25/2041	15,074	14,942
Government National Mortgage Association
Series 2020-194, Class AD, Pool 2020-194, 1.00%, 06/16/2062	1,787,627	1,309,554
Series 2023-163, Class C, 5.00%, 09/20/2049	341,068	340,906
Series 2025-4, Class KB, 5.50%, 04/20/2052 $3,546,376		3,601,372
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $5,680,096)		5,266,774

	Principal Amount	Value
FOREIGN GOVERNMENT AGENCEY ISSUES - 0.4%
International Bank for Reconstruction & Development, 3.50%, 10/28/2030	$4,000,000	$3,958,912
TOTAL FOREIGN GOVERNMENT AGENCEY ISSUES (Cost $3,981,200)		3,958,912
MORTGAGE-BACKED SECURITIES - 0.2%
Federal Home Loan Mortgage Corporation (FHLMC)
Pool C91417, 3.50%, 01/01/2032	23,796	23,499
Pool A35826, 5.00%, 07/01/2035	11,677	11,677
Pool G08112, 6.00%, 02/01/2036	25,141	26,639
Pool G02564, 6.50%, 01/01/2037	9,568	10,000
Pool G08179, 5.50%, 02/01/2037	7,502	7,862
Pool A65694, 6.00%, 09/01/2037	5,736	5,902
Federal National Mortgage Association (FNMA)
Pool 490446, 6.50%, 03/01/2029	4	4
Pool 808156, 4.50%, 02/01/2035	4,984	5,035
Pool 891596, 5.50%, 06/01/2036	242	252
Pool 190375, 5.50%, 11/01/2036	1,426	1,493
Pool 916386, 6.00%, 05/01/2037	9,861	10,408
Pool 946594, 6.00%, 09/01/2037	14,017	14,837
General National Mortgage Association (GNMA)
Pool MA6310, 3.00%, 12/20/2034	111,701	108,075
Pool MA6572, 3.00%, 04/20/2035	275,894	266,926
Pool MA6740, 2.50%, 08/20/2035	443,403	421,465
Pool 550763, 5.00%, 12/15/2035	38,603	39,383
Pool 3922, 7.00%, 11/20/2036	8,195	8,643
Pool MA3873, 3.00%, 08/20/2046	649,295	592,559
Pool MA6409, 3.00%, 01/20/2050	389,800	352,372
TOTAL MORTGAGE-BACKED SECURITIES (Cost $2,052,063)		1,907,031
	Shares
SHORT-TERM INVESTMENTS - 4.6%
Money Market Funds - 3.6%
Fidelity Investments Money Market - Government Portfolio - Class I, 3.67%(d)	33,953,163	33,953,163

The accompanying notes are an integral part of these financial statements.

5

1919 SOCIALLY RESPONSIVE BALANCED FUND
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Principal Amount	Value
U.S. Treasury Bills - 1.0%
3.55%, 01/27/2026(e)	$9,000,000	$8,977,942
TOTAL SHORT-TERM INVESTMENTS (Cost $42,930,140)		42,931,105
TOTAL INVESTMENTS - 99.9% (Cost $584,319,572)		$938,570,188
Other Assets in Excess of Liabilities - 0.1%		1,330,255
TOTAL NET ASSETS - 100.0%		$939,900,443

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
(a)	Non-income producing security.
(b)	Floating rate security.
(c)	Variable rate security. Reference rate and spread are included in the description.
(d)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
(e)	The rate shown is the annualized effective yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

6

1919 Funds
Statements of Assets and Liabilities
December 31, 2025

	1919 Financial Services Fund	1919 Socially Responsive Balanced Fund
ASSETS:
Investments, at value	$107,518,132	$938,570,188
Foreign currency, at value	16,999	—
Dividends receivable	89,184	272,244
Receivable for fund shares sold	2,320	248,505
Dividend tax reclaims receivable	—	3,288
Interest receivable	—	2,559,915
Prepaid expenses and other assets	34,257	7,594
Total assets	107,660,892	941,661,734
LIABILITIES:
Payable for capital shares redeemed	157,624	157,810
Payable to Adviser	70,074	401,452
Payable for transfer agent fees and expenses	65,470	245,013
Payable for distribution and shareholder servicing fees	31,384	636,648
Payable for fund administration and accounting fees	26,864	157,778
Payable for printing and mailing	25,754	40,863
Payable for legal fees	22,095	31,217
Payable for custodian fees	3,463	9,426
Payable for compliance fees	2,185	2,683
Payable for expenses and other liabilities	36,755	78,401
Total liabilities	441,668	1,761,291
NET ASSETS	$ 107,219,224	$939,900,443
NET ASSETS CONSISTS OF:
Paid-in capital	$39,980,355	$582,708,162
Total distributable earnings	67,238,869	357,192,281
Total net assets	$107,219,224	$939,900,443
Class A
Net assets	$65,075,085	$283,136,347
Shares issued and outstanding(a)	2,461,260	8,289,411
Net asset value and redemption price	$26.44	$34.16
Max offering price per share (net asset value per share dividend by 0.9425 and 0.9425)(1)	$28.05	$36.24
Class C
Net assets	$8,897,347	$132,787,923
Shares issued and outstanding(a)(b)	392,199	3,943,669
Net asset value, redemption price and offering price per share	$22.69	$33.67

The accompanying notes are an integral part of these financial statements.

7

1919 Funds
Statements of Assets and Liabilities
December 31, 2025(Continued)

	1919 Financial Services Fund	1919 Socially Responsive Balanced Fund
Class I
Net assets	$33,246,792	$523,976,173
Shares issued and outstanding(a)	1,238,166	15,325,699
Net asset value, redemption price and offering price per share	$26.85	$34.19
COST:
Investments, at cost	$44,546,799	$584,319,572
Foreign currency, at cost	$18,176	$—

(1)	Reflects a maximum sales charge of 5.75% and 5.75%.
(a)	Unlimited shares authorized.
(b)	Redemption price per share of Class C shares is NAV reduced by a 1.00% CDSC if shares are redeemed within one year of purchase.
(See Note 7).
The accompanying notes are an integral part of these financial statements.

8

1919 Funds
Statements of Operations
For the Year Ended December 31, 2025

	1919 Financial Services Fund	1919 Socially Responsive Balanced Fund
INVESTMENT INCOME:
Dividend income	$1,874,170	$6,634,928
Less: dividend withholding taxes	—	(843)
Less: issuance fees	—	(3,871)
Interest income	—	8,786,592
Total investment income	1,874,170	15,416,806
EXPENSES:
Investment advisory fee	942,992	4,548,458
Distribution expenses - Class A	174,742	681,309
Distribution expenses - Class C	128,982	1,316,858
Transfer agent fees	226,653	913,566
Fund administration and accounting fees	84,972	468,957
Federal and state registration fees	60,315	122,470
Legal fees	21,748	28,996
Reports to shareholders	20,631	69,626
Audit fees	19,190	23,377
Trustees’ fees	19,039	19,605
Custodian fees	16,393	45,238
Compliance fees	7,518	8,064
Other expenses and fees	16,234	30,012
Total expenses	1,739,409	8,276,536
NET INVESTMENT INCOME	134,761	7,140,270
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from:
Investments	15,911,556	17,430,175
Net realized gain	15,911,556	17,430,175
Net change in unrealized appreciation (depreciation) on:
Investments	(11,250,441)	60,377,229
Foreign currency translation	768	—
Net change in unrealized appreciation (depreciation)	(11,249,673)	60,377,229
Net realized and unrealized gain	4,661,883	77,807,404
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,796,644	$84,947,674

The accompanying notes are an integral part of these financial statements.

9

1919 Funds
Statements of Changes in Net Assets

	1919 Financial Services Fund		1919 Socially Responsive Balanced Fund
	Year Ended December 31,		Year Ended December 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income	$134,761	$776,865	$7,140,270	$5,658,166
Net realized gain	15,911,556	10,583,883	17,430,175	16,319,187
Net change in unrealized appreciation (depreciation)	(11,249,673)	14,642,149	60,377,229	98,235,687
Net increase in net assets from operations	4,796,644	26,002,897	84,947,674	120,213,040
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Class A	(8,544,136)	(6,740,317)	(3,491,229)	(1,626,356)
From earnings - Class C	(1,384,158)	(1,810,721)	(701,831)	(74,381)
From earnings - Class I	(4,383,704)	(3,614,965)	(7,777,628)	(3,906,570)
Total distributions to shareholders	(14,311,998)	(12,166,003)	(11,970,688)	(5,607,307)
CAPITAL TRANSACTIONS:
Shares sold - Class A	9,570,020	5,591,538	27,093,529	36,018,519
Shares issued from reinvestment of distributions - Class A	8,048,237	6,327,649	3,303,186	1,551,007
Shares redeemed - Class A	(15,839,986)	(11,044,716)	(40,192,182)	(42,761,201)
Redemption fees - Class A	—	—	69	—
Shares sold - Class C	386,938	313,318	10,357,543	17,589,504
Shares issued from reinvestment of distributions - Class C	1,303,108	1,749,729	636,194	68,225
Shares redeemed - Class C	(9,602,355)	(5,671,480)	(19,706,640)	(17,569,208)
Redemption fees - Class C	—	—	33	—
Shares sold - Class I	5,188,206	1,827,871	76,826,379	103,204,300
Shares issued from reinvestment of distributions - Class I	3,975,168	3,315,046	7,098,459	3,530,101
Shares redeemed - Class I	(8,965,722)	(13,178,210)	(84,962,632)	(88,893,326)
Redemption fees - Class I	—	—	127	—
Net increase (decrease) in net assets from capital transactions	(5,936,386)	(10,769,255)	(19,545,935)	12,737,921
NET INCREASE (DECREASE) IN NET ASSETS	(15,451,740)	3,067,639	53,431,051	127,343,654
NET ASSETS:
Beginning of the year	122,670,964	119,603,325	886,469,392	759,125,738
End of the year	$ 107,219,224	$122,670,964	$939,900,443	$886,469,392

The accompanying notes are an integral part of these financial statements.

10

1919 FINANCIAL SERVICES FUND
FINANCIAL HIGHLIGHTS
CLASS A
(For a share of beneficial interest outstanding through each year presented)

	Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$29.01	$25.61	$28.14	$33.49	$26.87
INVESTMENT OPERATIONS:
Net investment income(a)	0.04	0.19	0.28	0.21	0.19
Net realized and unrealized gain (loss) on investments(b)	1.22	6.29	(0.01)	(4.88)	8.05
Total from investment operations	1.26	6.48	0.27	(4.67)	8.24
LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)	(0.21)	(0.34)	(0.24)	(0.15)
Net realized gains	(3.81)	(2.87)	(2.46)	(0.44)	(1.47)
Total distributions	(3.83)	(3.08)	(2.80)	(0.68)	(1.62)
Redemption fee per share	0.00(c)	—	—	—	—
Net asset value, end of year	$26.44	$29.01	$25.61	$28.14	$33.49
Total return	4.27%	24.92%	1.42%	(13.97)%	30.88%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$65,075	$69,090	$60,948	$73,800	$86,303
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.46%	1.46%	1.46%	1.36%	1.36%
After expense reimbursement/recoupment(d)	1.46%	1.46%	1.46%	1.36%	1.36%
Ratio of net investment income (loss) to average net assets	0.13%	0.70%	1.09%	0.69%	0.59%
Portfolio turnover rate(e)	9%	4%	4%	4%	10%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Amount represents less than $0.005 per share.
(d)
The Advisor agreed to limit the ratio of expenses to 1.50% of the average net assets of Class A shares. This expense limitation arrangement cannot be terminated prior to April 30, 2027 without the Board of Trustees’ consent. See Note 3.

(e)	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.
The accompanying notes are an integral part of these financial statements.

11

1919 FINANCIAL SERVICES FUND
FINANCIAL HIGHLIGHTS
CLASS C
(For a share of beneficial interest outstanding through each year presented)

	Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$25.58	$22.87	$25.43	$30.27	$24.48
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.16)	(0.01)	0.08	(0.01)	(0.04)
Net realized and unrealized gain (loss) on investments(b)	1.08	5.59	(0.03)	(4.39)	7.30
Total from investment operations	0.92	5.58	0.05	(4.40)	7.26
LESS DISTRIBUTIONS FROM:
Net investment income	—	—	(0.15)	—	—
Net realized gains	(3.81)	(2.87)	(2.46)	(0.44)	(1.47)
Total distributions	(3.81)	(2.87)	(2.61)	(0.44)	(1.47)
Redemption fee per share	0.00(c)	—	—	—	—
Net asset value, end of year	$22.69	$25.58	$22.87	$25.43	$30.27
Total return	3.51%	23.99%	0.69%	(14.56)%	29.88%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$8,897	$17,657	$19,146	$27,395	$36,122
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	2.20%	2.19%	2.18%	2.08%	2.07%
After expense reimbursement/recoupment(d)	2.20%	2.19%	2.18%	2.08%	2.07%
Ratio of net investment income (loss) to average net assets	(0.62)%	(0.04)%	0.36%	(0.04)%	(0.12)%
Portfolio turnover rate(e)	9%	4%	4%	4%	10%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Amount represents less than $0.005 per share.
(d)
The Advisor agreed to limit the ratio of expenses to 2.25% of the average net assets of Class C shares. This expense limitation arrangement cannot be terminated prior to April 30, 2027 without the Board of Trustees’ consent. See Note 3.

(e)	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.
The accompanying notes are an integral part of these financial statements.

12

1919 FINANCIAL SERVICES FUND
FINANCIAL HIGHLIGHTS
CLASS I
(For a share of beneficial interest outstanding through each year presented)

	Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$29.39	$25.91	$28.44	$33.82	$27.18
INVESTMENT OPERATIONS:
Net investment income(a)	0.11	0.26	0.35	0.28	0.29
Net realized and unrealized gain (loss) on investments(b)	1.24	6.37	(0.01)	(4.91)	8.11
Total from investment operations	1.35	6.63	0.34	(4.63)	8.40
LESS DISTRIBUTIONS FROM:
Net investment income	(0.08)	(0.28)	(0.41)	(0.31)	(0.29)
Net realized gains	(3.81)	(2.87)	(2.46)	(0.44)	(1.47)
Total distributions	(3.89)	(3.15)	(2.87)	(0.75)	(1.76)
Redemption fee per share	0.00(c)	—	—	—	—
Net asset value, end of year	$26.85	$29.39	$25.91	$28.44	$33.82
Total return	4.52%	25.21%	1.69%	(13.71)%	31.16%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$33,247	$35,924	$39,509	$69,605	$103,970
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.23%	1.21%	1.18%	1.10%	1.09%
After expense reimbursement/recoupment(d)	1.23%	1.21%	1.18%	1.10%	1.09%
Ratio of net investment income (loss) to average net assets	0.36%	0.95%	1.34%	0.93%	0.87%
Portfolio turnover rate(e)	9%	4%	4%	4%	10%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Amount represents less than $0.005 per share.
(d)
The Advisor agreed to limit the ratio of expenses to 1.25% of the average net assets of Class A shares. This expense limitation arrangement cannot be terminated prior to April 30, 2027 without the Board of Trustees’ consent. See Note 3.

(e)	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.
The accompanying notes are an integral part of these financial statements.

13

1919 SOCIALLY RESPONSIVE BALANCED FUND
FINANCIAL HIGHLIGHTS
CLASS A
(For a share of beneficial interest outstanding through each year presented)

	Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$31.51	$27.38	$23.01	$28.83	$24.69
INVESTMENT OPERATIONS:
Net investment income(a)	0.24	0.20	0.15	0.08	(0.00)(b)
Net realized and unrealized gain (loss) on investments(c)	2.83	4.12	4.36	(5.85)	4.26
Total from investment operations	3.07	4.32	4.51	(5.77)	4.26
LESS DISTRIBUTIONS FROM:
Net investment income	(0.26)	(0.19)	(0.14)	(0.04)	(0.01)
Net realized gains	(0.16)	—	—	(0.01)	(0.11)
Total distributions	(0.42)	(0.19)	(0.14)	(0.05)	(0.12)
Redemption fee per share	0.00(b)	—	—	—	—
Net asset value, end of year	$34.16	$31.51	$27.38	$23.01	$28.83
Total return	9.79%	15.79%	19.66%	(20.00)%	17.26%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$283,136	$271,178	$240,209	$209,003	$264,785
Ratio of expenses to average net assets	0.95%	0.95%	0.98%	0.97%	0.96%
Ratio of net investment income (loss) to average net assets	0.75%	0.65%	0.61%	0.31%	(0.01)%
Portfolio turnover rate(d)	11%	12%	10%	13%	9%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)	Amount represents less than $0.005 per share.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(d)	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.
The accompanying notes are an integral part of these financial statements.

14

1919 SOCIALLY RESPONSIVE BALANCED FUND
FINANCIAL HIGHLIGHTS
CLASS C
(For a share of beneficial interest outstanding through each year presented)

	Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$31.06	$27.03	$22.76	$28.69	$24.73
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.01	(0.02)	(0.03)	(0.10)	(0.19)
Net realized and unrealized gain (loss) on investments(b)	2.78	4.07	4.31	(5.82)	4.26
Total from investment operations	2.79	4.05	4.28	(5.92)	4.07
LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)	(0.02)	(0.01)	—	—
Net realized gains	(0.16)	—	—	(0.01)	(0.11)
Total distributions	(0.18)	(0.02)	(0.01)	(0.01)	(0.11)
Redemption fee per share	0.00(c)	—	—	—	—
Net asset value, end of year	$33.67	$31.06	$27.03	$22.76	$28.69
Total return	8.98%	14.98%	18.80%	(20.62)%	16.46%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$132,788	$130,823	$113,754	$107,014	$133,861
Ratio of expenses to average net assets	1.68%	1.68%	1.70%	1.70%	1.68%
Ratio of net investment income (loss) to average net assets	0.02%	(0.08)%	(0.11)%	(0.42)%	(0.72)%
Portfolio turnover rate(d)	11%	12%	10%	13%	9%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Amount represents less than $0.005 per share.
(d)	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.
The accompanying notes are an integral part of these financial statements.

15

1919 SOCIALLY RESPONSIVE BALANCED FUND
FINANCIAL HIGHLIGHTS
CLASS I
(For a share of beneficial interest outstanding through each year presented)

	Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$31.54	$27.40	$23.04	$28.88	$24.70
INVESTMENT OPERATIONS:
Net investment income(a)	0.33	0.27	0.22	0.14	0.07
Net realized and unrealized gain (loss) on investments(b)	2.83	4.13	4.36	(5.87)	4.26
Total from investment operations	3.16	4.40	4.58	(5.73)	4.33
LESS DISTRIBUTIONS FROM:
Net investment income	(0.35)	(0.26)	(0.22)	(0.10)	(0.04)
Net realized gains	(0.16)	—	—	(0.01)	(0.11)
Total distributions	(0.51)	(0.26)	(0.22)	(0.11)	(0.15)
Redemption fee per share	0.00(c)	—	—	—	—
Net asset value, end of year	$34.19	$31.54	$27.40	$23.04	$28.88
Total return	10.08%	16.09%	19.95%	(19.82)%	17.61%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$523,976	$484,468	$405,163	$362,364	$520,504
Ratio of expenses to average net assets	0.69%	0.70%	0.72%	0.72%	0.71%
Ratio of net investment income (loss) to average net assets	1.01%	0.90%	0.87%	0.55%	0.26%
Portfolio turnover rate(d)	11%	12%	10%	13%	9%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Amount represents less than $0.005 per share.
(d)	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.
The accompanying notes are an integral part of these financial statements.

16

1919 Funds
Notes to Financial Statements
December 31, 2025
NOTE 1 – ORGANIZATION
The 1919 Financial Services Fund (the “Financial Services Fund”) and 1919 Socially Responsive Balanced Fund (the “Socially Responsive Fund”, each a Fund and together, the “Funds”) are each a separate series of the Advisor Managed Portfolios (the “Trust”), a Delaware Statutory Trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Financial Services Fund and Socially Responsive Fund are each registered as a diversified series.
The Financial Services Fund seeks long-term capital appreciation by investing primarily in common stocks. The Socially Responsive Fund seeks to provide high total return consisting of capital appreciation and current income.
The Funds are the successor to the 1919 Financial Services Fund and 1919 Socially Responsive Balanced Fund (the “Predecessor Funds”), each a series of Trust for Advised Portfolios. The Predecessor Funds reorganized into the Funds on January 19, 2024 (the “AMP Reorganization”).
•	The AMP Reorganization was accomplished by a tax-free exchange of shares of the Funds for shares of the Predecessor Funds of equivalent aggregate net asset value.
•
Fees and expenses incurred to affect the AMP Reorganization were borne by the Trust’s Administrator. The management fee of the Funds does not exceed the management fee of the Predecessor Funds. The AMP Reorganization did not result in a material change to the Funds’ investment portfolios and there are no material differences in accounting policies of the Funds and the Predecessor Funds.

•	The Funds adopted the performance history of the Predecessor Funds.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The presentation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period. Actual results may differ from those estimates.
A.
Securities Valuation. The valuation of the Funds’ investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act. Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by the Funds are valued at the last sale price in the over-the-counter (“OTC”) market. If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board of Trustees of the Trust (the “Board” or the “Trustees”). Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. The Board has designated 1919 Investment Counsel, LLC (the “Advisor” to the Funds) as the valuation designee of the Funds. In its capacity as valuation designee, the Advisor has adopted procedures and methodologies to fair value the Funds’ investments whose market prices are not “readily available” or are deemed to be unreliable.

17

1919 Funds
Notes to Financial Statements
December 31, 2025(Continued)
Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad levels and described below:
Level 1 –
Quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 –	Significant unobservable inputs, including the Funds’ own assumptions in determining the fair value of investments.
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to fair value the Funds’ investment in each category investment type as of December 31, 2025:
Financial Services Fund

Description	Level 1	Level 2	Level 3	Total
Long-term investments*
Common Stocks	$ 105,422,370	$—	$—	$105,422,370
Total long-term investments	105,422,370	—	—	105,422,370
Short-term investments	2,095,762	—	—	2,095,762
Total long-term investments	$107,518,132	$—	$—	$107,518,132

Socially Responsive Fund

Description	Level 1	Level 2	Level 3	Total
Long-term investments*
Common Stocks	$620,804,144	$—	$—	$620,804,144
Corporate Bonds	—	172,225,118	—	172,225,118
U.S. Treasury Securities	—	77,433,895	—	77,433,895
U.S. Government Agency Issues	—	14,043,209	—	14,043,209
Collateralized Mortgage Obligations	—	5,266,774	—	5,266,774
Foreign Government Agency Issues	—	3,958,912	—	3,958,912
Mortgage-Backed Securities	—	1,907,031	—	1,907,031
Total long-term investments	620,804,144	274,834,939	—	895,639,083
Short-term investments
Money Market Funds	33,953,163	—	—	33,953,163
U.S. Treasury Bills	—	8,977,942	—	8,977,942
Total short-term investments	33,953,163	8,977,942	—	42,931,105
Total investments	$654,757,307	$283,812,881	$—	$938,570,188

*	See Schedule of investments for additional detailed categorizations.

18

1919 Funds
Notes to Financial Statements
December 31, 2025(Continued)
B.
Foreign currency translation. Investment securities and other assets and liabilities in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Funds do not isolate the portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability. As of December 31, 2025, the Financial Services Fund held foreign currency and securities.
C.
REIT distributions. The character of distributions received from Real Estate Investment Trusts (“REITs”) held by the Financial Services Fund and Socially Responsive Fund are generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Funds to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Funds’ records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

D.
Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Socially Responsive Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

E.
Distribution to shareholders. The Financial Services Fund makes distributions from net investment income, if any, at least annually. The Socially Responsive Fund makes distributions from net investment income on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually for each of the Funds. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

F.
Indemnifications. In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. The Funds’ maximum exposure under these arrangements are unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

G.
Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

H.
Federal and other taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment

19

1919 Funds
Notes to Financial Statements
December 31, 2025(Continued)
companies. Accordingly, the Funds intend to distribute their taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Funds’ financial statements.
Management of the Funds is required to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the year ended December 31, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as interest expense and other expense for penalties in the statement of operations. During the year ended December 31, 2025, the Funds did not incur any interest or tax penalties. Generally, tax authorities can examine tax returns filed for the preceding three years. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.
I.
Segment Reporting. Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Advisor, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

NOTE 3 – INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
The Trust has an agreement with the Advisor to furnish investment advisory services to the Funds.
Under the terms of this agreement, the Funds pay an investment management fee, calculated daily and paid monthly for each Fund as follows:

Fund	Annual Rate
Financial Services Fund	0.80% on average net assets
Socially Responsive Fund	0.65% on average net assets up to $100 million 0.61% on next $100 million 0.51% on next $100 million 0.46% thereafter

The Advisor has contractually agreed to reduce fees and pay expenses (other than shareholder servicing fees pursuant to a Shareholder Servicing Plan, any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, portfolio transaction expenses, interest expense and dividends paid on short sales or extraordinary expenses such as litigation) so that total annual operating expenses do not exceed the levels set forth below.

Fund	Class A	Class C	Class I
Financial Services Fund	1.50%	2.25%	1.25%
Socially Responsive Fund	1.25%	2.00%	1.00%

The arrangements are in place until April 30, 2027, but may be terminated or amended at any time by the Board upon 60 days’ notice to the Advisor or by the Advisor with consent of the Board. These arrangements, however, may be modified by the Advisor to decrease total annual operating expenses at any time.
The Advisor is permitted to recapture amounts waived and/or reimbursed to a class within a rolling 36-month period from the month the Advisor earned the fee or incurred the expense if the class’s total annual operating expenses have fallen to a level below the limits described above. The amounts waived, if any, are detailed on each Fund’s Statement of operations.

20

1919 Funds
Notes to Financial Statements
December 31, 2025(Continued)
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ administrator & fund accountant and transfer agent. The officers of the Trust are employees of Fund Services. U.S. Bank, N.A. serves as the Funds’ custodian and provides compliance services to the Funds. Quasar Distributors, LLC (“Quasar”) serves as the Funds’ distributor and principal underwriter. For the year ended December 31, 2025, the Funds incurred the following expenses for administration & fund accounting, custody, transfer agent and compliance fees:

	Financial Services Fund	Socially Responsive Fund
Fund Administration and accounting	$84,972	$468,957
Custodian	16,393	45,238
Transfer agent*	110,437	711,216
Compliance	7,518	8,064

*	Statements of operations include combined service fees paid to various intermediaries as detailed on Note 6.
At December 31, 2025, the Funds had payables for administration & fund accounting, custody, transfer agent and compliance fees in the following amounts:

	Financial Services Fund	Socially Responsive Fund
Fund administration and accounting	$26,864	$157,778
Custodian	3,463	9,426
Transfer agent	38,794	72,655
Compliance	2,185	2,683

The above payable amounts are included in each Fund’s Statement of assets and liabilities.
The Independent Trustees in total were paid $38,644 for their services and reimbursement of travel expenses during the year ended December 31, 2025. The Funds pay no compensation to the Interested Trustee or officers of the Trust.
NOTE 4 – INVESTMENT TRANSACTIONS
During the year ended December 31, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follow:
Financial Services Fund

	Investments	U.S. Government & Agency Obligations
Purchases	$11,086,291	$—
Sales	30,966,374	—

Socially Responsive Fund

	Investments	U.S. Government & Agency Obligations
Purchases	$65,065,864	$32,270,490
Sales	85,027,812	16,675,565

21

1919 Funds
Notes to Financial Statements
December 31, 2025(Continued)
NOTE 5 – FEDERAL INCOME TAX INFORMATION
At December 31, 2025, the components of distributable earnings for federal income tax purposes were as follows:

	Financial Services Fund	Socially Responsive Fund
Cost of Investments for tax purposes	$44,564,975	$584,659,831
Gross tax unrealized appreciation	64,442,724	372,411,364
Gross tax unrealized depreciation	(1,472,568)	(18,501,007)
Net tax unrealized appreciation/depreciation on investment	62,970,156	353,910,357
Undistributed ordinary income	79,735	71,166
Undistributed long-term capital gains	4,238,929	3,273,696
Other book/tax temporary differences*	(49,951)	(62,938)
Total distributable earnings	$67,238,869	$357,192,281

*	Other book/tax differences are attributable primarily to the timing of the deductibility of various expenses.
Additionally, U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. The Funds did not have any reclassifications for the year ended December 31, 2025.
The tax character of distributions paid during the fiscal years ended December 31, 2025 and December 31, 2024, for each Fund was as follows:

Financial Services Fund	Year Ended December 31,2025	Year Ended December 31, 2024
Distribution Paid From:
Ordinary Income	$260,079	$903,622
Net Long Term Capital Gains	14,051,919	11,262,381
Total	$14,311,998	$12,166,003

Socially Responsive Fund	Year Ended December 31, 2025	Year Ended December 31, 2024
Distribution Paid From:
Ordinary Income	$7,622,348	$5,607,307
Net Long Term Capital Gains	4,348,340	—
Total	$11,970,688	$5,607,307

The Funds are required, in order to meet certain excise tax requirements, to measure and distribute annually, net capital gains realized during the twelve-month period ending October 31. In connection with this requirement, the Funds are permitted, for tax purposes, to defer in to their next fiscal year any net capital losses incurred from November 1 through the end of the fiscal year. Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the fiscal following fiscal year for tax purposes. As of December 31, 2025, the Financial Services Fund deferred, on a tax basis, late year losses of $5,005, while the Socially Responsive Balanced Fund did not have any late year or post October losses.
As of December 31, 2025, the Funds did not have any capital loss carry forward amounts (“CLCFs”). Under the provision of the Regulated Investment Company Modernization Act of 2010, CLCFs can be carried forward indefinitely, and applied to offset future capital gains. CLCFs are applied consistent with the character in which they originated as a new loss on the first day of the immediately succeeding tax year.
During the year ended December 31, 2025, the Financial Services Fund did not utilize any CLCFs, while the Socially Responsive Balanced Fund utilized CLCFs in the amount of $9,710,745.

22

1919 Funds
Notes to Financial Statements
December 31, 2025(Continued)
NOTE 6 – CLASS SPECIFIC EXPENSES
The Funds have each adopted a Rule 12b-1 distribution plan, under which the Funds pay a service fee with respect to their Class A and Class C shares as reflected in the table below. The Funds pay a distribution fee with respect to Class C shares as reflected in the table below. Service and distribution fees are accrued daily and paid monthly.

Fund	Class A Service	Class C Service	Class C Distribution
Financial Services Fund	0.25%	0.25%	0.75%
Socially Responsive Fund	0.25%	0.25%	0.75%

For the year ended December 31, 2025, class specific expenses were as follows:

Financial Services Fund	Distribution Fees	Transfer Agent Fees
Class A	$174,742	$61,071
Class C	128,982	10,332
Class I	—	39,034
Total	$303,724	$110,437

Socially Responsive Fund	Distribution Fees	Transfer Agent Fees
Class A	$681,309	$236,321
Class C	1,316,858	88,333
Class I	—	386,562
Total	$ 1,998,167	$711,216

NOTE 7 – SHARES OF BENEFICIAL INTEREST
The Funds have an unlimited number of shares of beneficial interest authorized with no par value per share. The Funds have the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares. Transactions in shares of each class were as follows:

	Year Ended December 31, 2025		Year Ended December 31, 2024
Financial Services Fund	Shares	Amount	Shares	Amount
Class A
Shares sold	322,102	$9,570,020	191,632	$5,591,538
Shares issued on reinvestment	302,338	8,048,237	211,485	6,327,649
Shares repurchased	(544,720)	(15,839,986)	(401,247)	(11,044,716)
Net increase (decrease)	79,720	$1,778,271	1,870	$874,471
Class C
Shares sold	15,411	$386,938	13,152	$313,318
Shares issued on reinvestment	57,029	1,303,108	66,303	1,749,729
Shares repurchased	(370,560)	(9,602,355)	(226,467)	(5,671,480)
Net increase (decrease)	(298,120)	$(7,912,309)	(147,012)	$(3,608,433)
Class I
Shares sold	174,489	$5,188,206	64,121	$1,827,871
Shares issued on reinvestment	147,065	3,975,168	109,371	3,315,046
Shares repurchased	(305,635)	(8,965,722)	(476,277)	(13,178,210)
Net decrease	15,919	$197,652	(302,785)	$(8,035,293)

23

1919 Funds
Notes to Financial Statements
December 31, 2025(Continued)

	Year Ended December 31, 2025		Year Ended December 31, 2024
Socially Responsive Fund	Shares	Amount	Shares	Amount
Class A
Shares sold	832,096	$27,093,529	1,191,436	$36,018,519
Shares issued on reinvestment	99,950	3,303,186	50,546	1,551,007
Shares repurchased	(1,248,944)	(40,192,182)	(1,410,003)	(42,761,201)
Net decrease	(316,898)	$(9,795,467)	(168,021)	$(5,191,675)
Class C
Shares sold	326,114	$10,357,543	592,751	$17,589,504
Shares issued on reinvestment	19,092	636,194	2,356	68,225
Shares repurchased	(613,555)	(19,706,640)	(590,819)	(17,569,208)
Net increase (decrease)	(268,349)	$(8,712,903)	4,288	$88,521
Class I
Shares sold	2,379,069	$76,826,379	3,407,315	$103,204,300
Shares issued on reinvestment	215,061	7,098,459	114,767	3,530,101
Shares repurchased	(2,627,075)	(84,962,632)	(2,948,078)	(88,893,326)
Net increase (decrease)	(32,945)	$(1,037,794)	574,004	$17,841,075

There is a maximum initial sales charge of 5.75% for Class A shares of the Financial Services Fund and Socially Responsive Fund. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares for the Funds, which applies if redemption occurs within 12 months from purchase. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase. This CDSC only applies to those purchases of Class A shares, which, when combined with other purchases in the Funds, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.
For Class A shares sold by the Distributor, the Distributor will receive the sales charge imposed on purchases of Class A shares (or any contingent deferred sales charge paid on redemptions) and will retain the full amount of such sales charge.
For the year ended December 31, 2025, Quasar did not retain sales charges on sales of the Class A shares of the Financial Services Fund and Socially Responsive Fund. In addition, for the year ended December 31, 2025, CDSCs paid to Quasar were:

CDSCs	Class A	Class C
Financial Services Fund	N/A	$30
Socially Responsive Fund	N/A	2,756

NOTE 8 – CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund under 2(a)(9) of the1940 Act. As of December 31, 2025, Charles Schwab held approximately 26% of the outstanding shares of the Financial Services Fund, for the benefit of their shareholders.
NOTE 9 – SUBSEQUENT EVENTS
Management has evaluated events and transactions that occurred subsequent to December 31, 2025, through the date the financial statements have been issued and has determined there were no significant subsequent events that would require adjustment to or additional disclosure in these financial statements.

24

1919 Funds
Notes to Financial Statements
December 31, 2025(Continued)
NOTE 10 – PRINCIPAL RISKS
Below is a summary of some, but not all, of the principal risks of investing in each Fund, each of which may adversely affect each Fund’s net asset value and total return. The Funds’ most recent prospectus provides further descriptions of each Fund’s investment objective, principal investment strategies and principal risks.
A.
Concentration risk. The Financial Services Fund normally invests at least 80% of its assets in financial services related investments. As a result of this investment policy, an investment in the Fund may be subject to greater risk and market fluctuation than an investment in a fund that invests in securities representing a broader range of investment alternatives.

B.
Foreign investment risk. The Financial Services Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

C.
Fixed income securities risk. The Socially Responsive Fund’s investment in certain debt and fixed income securities share three principal risks: 1) the level of interest income generated by fixed income investments may decline due to a decrease in market interest rates; 2) values fluctuate with changes in interest rates; and 3) certain fixed income securities are subject to credit risk.

D.
Mortgage-backed and asset-backed securities risk. The Socially Responsive Fund’s investment in mortgage-backed securities (MBS) and asset-backed securities (ABS) are subject to credit, interest rate, prepayment, and extension risks. These securities may be illiquid and hard to value in declining markets. Changes in interest or prepayment rates may cause large and sudden price movements. Certain MBS and ABS may result in the Socially Responsive Fund becoming the holder of underlying assets it could not otherwise purchase, potentially making then difficult to dispose of due to adverse market conditions.

E.
Market risk. Financial market risks affect the value of individual instruments in which the Funds invest. When the value of the Funds’ investments goes down, your investment in the Funds decreases in value and you could lose money. Factors such as economic growth and market conditions, interest rate levels, and political events affect the markets. Periods of market volatility may occur in response to market events and other economic, political, and global macro factors.

NOTE 11 – NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). ASU 2023-09 is intended to provide transparency and enhanced details for taxes paid and is designed to help investors better understand an entity’s exposure to taxes by type and jurisdiction. Management has evaluated the impact of adopting ASU 2023-09 with respect to the financial statements and disclosures and determined there is no material impact for the Funds.

25

1919 FUNDS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of 1919 Financial Services Fund and 1919 Socially Responsive
Balanced Fund and Board of Trustees of Advisor Managed Portfolios
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of 1919 Financial Services Fund and 1919 Socially Responsive Balanced Fund, each a series of Advisor Managed Portfolios (the “Funds”) as of December 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of December 31, 2025, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
The Funds’ financial highlights for the year ended December 31, 2022, and prior, were audited by other auditors whose report dated March 1, 2023, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor for one or more investment companies within the Trust since 2023.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
February 27, 2026

26

1919 Funds
Additional Information
December 31, 2025 (Unaudited)
TAX INFORMATION
For the fiscal period ended December 31, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Percentage
Financial Services Fund	100.00%
Socially Responsive Fund	67.47%

For corporate shareholders, the percentage of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended December 31, 2025, is as follows:

Percentage
Financial Services Fund	100.00%
Socially Responsive Fund	59.21%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(C) for the year ended December 31, 2025, by the Funds is as follows:

Percentage
Financial Services Fund	47.47%
Socially Responsive Fund	0.00%

Approval of Investment Advisory Agreement (Unaudited)
At a meeting held on December 3-4, 2025, the Board of Trustees (the “Board” or “Trustees”) of Advisor Managed Portfolios (the “Trust”), which was composed entirely of Trustees who were not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940, considered and approved the continuance of the investment advisory agreement (the “Agreement”) with 1919 Investment Counsel, LLC (the “Advisor”) for the 1919 Financial Services Fund and the 1919 Socially Responsive Balanced Fund (each, a “Fund” and collectively, the “Funds”).
In advance of the meeting, the Board received, reviewed, and discussed substantial information regarding the Funds, the Advisor, and the services provided by the Advisor to the Funds under the Agreement, including information about the portfolio managers, the resources of the Advisor, and each Fund’s performance and advisory fee. The Trustees considered the review of the Agreement to be an ongoing process and employed the accumulated information, knowledge, and experience they had gained with the Advisor. The information prepared specifically for the annual review of the Agreement supplemented the information provided to the Trustees throughout the year related to the Advisor and the Funds. The Board and its committees met regularly during the year and the information provided and topics discussed at such meetings were relevant to the Board’s review of the Agreement. Some of these reports and other data included, among other things, materials that outlined the investment performance of each Fund; compliance, regulatory, and risk management matters; the trading practices of the Advisor; valuation of investments; fund expenses; and overall market and regulatory developments. The Trustees were advised by independent legal counsel during the review process and met in executive session with such counsel without representatives from the Advisor present. In connection with their review, the Trustees also received a memorandum from independent legal counsel outlining their fiduciary duties and the legal standards applicable to their review of the Agreement.
In considering the Agreement, the Board considered the following factors and made the following determinations. In its deliberations, the Board did not identify any single factor or piece of information as all important, controlling, or determinative of its decision, and each Trustee may have attributed different weights to the various factors and information.
•
In considering the nature, extent and quality of the services provided by the Advisor, the Trustees considered the Advisor’s specific responsibilities in all aspects of the day-to-day management of each Fund, as well as the

27

1919 Funds
Additional Information
December 31, 2025 (Unaudited)(Continued)
qualifications, experience and responsibilities of the portfolio managers and other key personnel who are involved in the day-to-day activities of the Funds. The Board considered the Advisor’s resources and compliance structure, including information regarding its compliance program, chief compliance officer and compliance record, and disaster recovery/business continuity plan. The Board also considered its knowledge of the Advisor’s operations, and noted that during the course of the year the Trustees met with the Advisor to discuss each Fund’s performance, the Advisor’s investment outlook, various marketing and compliance topics, and the Advisor’s risk management process. The Board concluded that the Advisor had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Agreement and that, in the Board’s view, the nature, overall quality, and extent of the management services provided were satisfactory and reliable.
•
In assessing the quality of the portfolio management delivered by the Advisor, the Board considered each Fund’s performance on both an absolute basis and in comparison to its peer groups (a larger group category and a smaller, focused group), based on information provided by an independent consulting firm, and to its benchmark indexes.

1919 Financial Services Fund
—
The Board considered that the Fund underperformed the S&P 500 Financials Index for the one-, three-, five- and ten-year periods ended June 30, 2025. The Board also considered that the Fund underperformed its peer groups’ averages for the one-, three-, five- and ten-year periods ended September 30, 2025.

1919 Socially Responsive Balanced Fund
—
The Board considered that the Fund underperformed the blended S&P 500 (65%)/Bloomberg U.S. Aggregate Bond Index (30%)/ICE BofA 3-Month Treasury Bill Index (5%) for the one-, three-, five- and ten-year periods ended June 30, 2025. The Board also considered that the Fund outperformed its peer groups’ averages for the ten-year period ended September 30, 2025, but underperformed its peer groups’ averages for the one-year period ended September 30, 2025. The Board noted the Fund outperformed the larger peer group average and underperformed the focused peer group average over the three-year and five-year periods ended September 30, 2025.

•
The Trustees reviewed the cost of the Advisor’s services, and the structure and level of the advisory fee payable by each Fund, including a comparison of the fee to fees payable by its peer groups (a larger group category and a smaller, focused group) based on information provided by an independent consulting firm. The Board noted that, to reduce each Fund’s expenses, the Advisor had agreed to maintain contractual annual expense limitations for each Fund’s share classes.

1919 Financial Services Fund
—
The Trustees noted that the advisory fee was the same as the focused peer group average and was in the second quartile of the peer group out of four quartiles (a lower quartile number indicates a higher advisory fee). The Trustees also noted that the Fund’s total net expense ratio was higher than both the focused peer group average and the large peer group average and was in the first quartile of the focused peer group out of four quartiles (a lower quartile number indicates higher expenses). After reviewing the materials that were provided, the Board concluded that the advisory fee was fair and reasonable in light of the services provided.

1919 Socially Responsive Balanced Fund
—
The Trustees noted that the advisory fee was below the focused peer group average and was in the third quartile of the peer group out of four quartiles (a lower quartile number indicates a higher advisory fee). The Trustees also noted that the Fund’s total net expense ratio was below both the

28

1919 Funds
Additional Information
December 31, 2025 (Unaudited)(Continued)
focused peer group average and the large peer group average and was in the third quartile of the focused peer group out of four quartiles (a lower quartile number indicates higher expenses). After reviewing the materials that were provided, the Board concluded that the advisory fee was fair and reasonable in light of the services provided.
•
The Trustees considered the profitability of the Advisor from managing each Fund. In assessing the Advisor’s profitability, the Trustees reviewed the analysis provided by the Advisor and took into account both the direct and indirect benefits to the Advisor from managing the Funds. The Trustees concluded that the Advisor’s profit from managing each Fund was not excessive and, after a review of the relevant financial information, that the Advisor appeared to have adequate capitalization and/or would maintain adequate profit levels to support each Fund.

•
In considering whether economies of scale have been achieved, the Trustees reviewed each Fund’s fee structure (noting that the Socially Responsive Fund’s advisory fee includes breakpoints), the Advisor’s contractual fee waiver and expense reimbursement, and the asset level of each Fund. The Trustees concluded that they will have the opportunity to periodically reexamine whether economies of scale have been achieved.

Changes in and Disagreements with Accountants for Open-End Investment Companies
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure for Open-End Investment Companies
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others for Open-End Investment Companies
See Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Contract
See Financial Statements.

29

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s [Principal Executive Officer] and [Principal Financial Officer] have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advisor Managed Portfolios

By	/s/ Russell B. Simon
Russell B. Simon, President/Principal Executive Officer

Date	3/9/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Russell B. Simon
Russell B. Simon, President/Principal Executive Officer

Date	3/9/2026

By	/s/ Eric T. McCormick
Eric T. McCormick, Treasurer/Principal Financial Officer

Date	3/9/2026